Government Grant - Additional Information (Details) € in Millions	12 Months Ended
	Sep. 30, 2023 EUR (€) Job	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Government grants	€ 11.3
Number of permanent jobs | Job	400
Cash from State of Mecklenburg-Vorpommern
Disclosure of non-adjusting events after reporting period [line items]
Other receivable financial assets		€ 0.6	€ 1.9